Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 7,716
Repayments of debt	(2,112)	$ (503)
Net borrowings under short-term loan facilities	1,641	(1,038)
Other, net	27
Balance at end of year	7,272	7,716
Notes and Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	7,389
Repayments of debt	(2,112)
Foreign exchange movements	94
Other, net	18
Balance at end of year	5,389	7,389
Commercial paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Net borrowings under short-term loan facilities	1,641
Other, net	(4)
Balance at end of year	1,637
Derivative Instruments Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	327
Foreign exchange movements	(94)
Other, net	13
Balance at end of year	$ 246	$ 327